                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: March 31, 2002
                                         -----------------

Check here if Amendment [_]; Amendment Number: ____
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Markel Gayner Asset Management Corporation
Address:  4521 Highwoods Pkwy
          Glen Allen, VA 23060

Form 13F File Number: 28-6056
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas S. Gayner
Title: President
Phone: 804-527-3806

Signature, Place, and Date of Signing:

Thomas S. Gayner             Richmond, VA                     5/13/02
----------------------     ----------------------------     -------------------
[Signature]                [City, State]                     [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                2
                                        -----------------

Form 13F Information Table Entry Total:         107
                                        -----------------

Form 13F Information Table Value Total: $    616693
                                        -----------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number               Name
--            --------------------               -----
 1            28-6647                     Markel Corporation
 2            28-6745                     Evanston Insurance Company

                   Markel Gayner Asset Management Corporation
                                    FORM 13F

                                 March 31, 2002

Voting Authority
                          Title of                 Value    Shares/   Sh/  Put/  Invstmt   Other     --------------------
  Name of Issuer            Class     Cusip       (x$1000)  Prn Amt   Prn  Call  Dscretn  Managers   Sole   Shared   None
-------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories          COM     002824100       1951     37100    SH         Other     1                37100
Ace Limited                  COM     G0070K103       6526    156500    SH         Other     1               156500
Albertsons                   COM     013104104        828     25000    SH         Other     1,2              25000
                                                     4551    137300    SH         Other     1               137300
Allied Capital Corp.         COM     019033109       2750    100000    SH         Other     1,2             100000
                                                      258      9400    SH         Other     1                 9400
Aluminum Company of America  COM     022249106       7430    196880    SH         Other     1,2             196880
                                                     3903    103402    SH         Other     1               103402
American Express             COM     025816109       5612    137000    SH         Other     1,2             137000
                                                     8888    217000    SH         Other     1               217000
Amwest                       COM     032345100          0     17328    SH         Other     1                17328
Anheuser Busch               COM     035229103       8248    158000    SH         Other     1,2             158000
                                                    30727    588628    SH         Other     1               588628
Automatic Data Processing    COM     019411107       1801     30906    SH         Other     1                30906
Bank of New York             COM     064057102       2101     50000    SH         Other     1,2              50000
                                                     5026    119600    SH         Other     1               119600
Berkshire Hathaway Class B   COM     084670207      12378      5225    SH         Other     1,2               5225
                                                    53599     22625    SH         Other     1                22625
Berkshire Hathaway, Inc.     COM     10382K102      10309       145    SH         Other     1,2                145
                                                     5262        74    SH         Other     1                   74
Bristol Myers Squibb         COM     110122108       1640     40500    SH         Other     1                40500
Brown Forman Class A         COM     115637100        837     11500    SH         Other     1,2              11500
                                                     9823    134930    SH         Other     1               134930
Carmax                       COM     172737306      13926    538500    SH         Other     1,2             538500
                                                    11883    459500    SH         Other     1               459500
Cedar Fair LP                COM     150185106        601     25300    SH         Other     1                25300
Centerpoint Property Trust   COM     151895109      13264    245400    SH         Other     1,2             245400
                                                    16101    297900    SH         Other     1               297900
Cincinnati Financial         COM     172062101       6986    160000    SH         Other     1,2             160000
                                                    15998    366435    SH         Other     1               366435
Circuit City                 COM     172737108       7562    419196    SH         Other     1               419196
Claire's Stores              COM     179584107        487     25000    SH         Other     1,2              25000
                                                     4046    207700    SH         Other     1               207700
Clayton Homes                COM     184190106        419     25000    SH         Other     1,2              25000
                                                    27311   1630525    SH         Other     1              1630525
Costco                       COM     22160K105       2987     75000    SH         Other     1,2              75000
                                                     1592     40000    SH         Other     1                40000
Exxon Corporation            COM     302290101       3233     73772    SH         Other     1                73772
Family Golf Centers Inc.     COM     30701A106          0     60000    SH         Other     1,2              60000
                                                        0    100000    SH         Other     1               100000
Ford Motor Co.               COM     345370100        412     25000    SH         Other     1,2              25000
                                                     3382    205074    SH         Other     1               205074
Gannett Company              COM     364730101       1687     22167    SH         Other     1                22167
General Electric             COM     369604103        502     13400    SH         Other     1                13400
Glaxo                        COM     37733W105        208      4000    SH         Other     1                 4000
Golden West Financial        COM     381317106       1431     22535    SH         Other     1                22535
HCC Corporation              COM     404132102      16770    600000    SH         Other     1,2             600000
                                                     7281    260500    SH         Other     1               260500
Harrah's Entertainment       COM     413619107        443     10000    SH         Other     1,2              10000
                                                     6616    149500    SH         Other     1               149500
Highlands Insurance Group    COM     431032101         10    174900    SH         Other     1               174900
International Speedway       COM     460335201       1037     22700    SH         Other     1,2              22700
                                                     6955    152200    SH         Other     1               155200
Interpublic Group            COM     460690100       2331     68000    SH         Other     1,2              68000
                                                     7247    211400    SH         Other     1               211400
Investors Title Company      COM     461804106        779     42200    SH         Other     1,2              42200
                                                     3636    196950    SH         Other     1               196950
Johnson and Johnson          COM     478160104       1780     27404    SH         Other     1                27404
Kaneb Services               COM     484173109       6654    297700    SH         Other     1               297700
MBIA Inc.                    COM     55262C100       7235    132300    SH         Other     1               132300
Marriot International        COM     571903202       2994     66600    SH         Other     1                66600
Marsh & McLennan             COM     571748102       1860     16500    SH         Other     1                16500
Martin Marietta Materials    COM     573284106       1794     42500    SH         Other     1,2              42500
                                                    19315    457480    SH         Other     1               457480
Massey Energy                COM     576206106       4413    261100    SH         Other     1               261100
Merck                        COM     58155Q103       3341     58025    SH         Other     1                58025
Mondavi Wineries             COM     609200100       1642     45700    SH         Other     1,2              45700
                                                     2685     74700    SH         Other     1                 7470

                   Markel Gayner Asset Management Corporation
                                    FORM 13F

                                 March 31, 2002

Voting Authority
                          Title of                 Value    Shares/   Sh/  Put/  Invstmt   Other     --------------------
  Name of Issuer            Class     Cusip       (x$1000)  Prn Amt   Prn  Call  Dscretn  Managers   Sole   Shared   None
-------------------------------------------------------------------------------------------------------------------------
Nike                         COM      654106103     1800     30000    SH          Other      1                30000
Penn National Gaming         COM      707569109     1086     31000    SH          Other      1,2              31000
                                                    2721     77700    SH          Other      1                77700
Pepsico                      COM      713448108     1756     34100    SH          Other      1                34100
Pfizer Inc                   COM      717081103     2210     55600    SH          Other      1                55600
Pharmacia & Upjohn           COM      71713U102     1529     33920    SH          Other      1                33920
Philip Morris, Inc.          COM      718154107     6262    118900    SH          Other      1               118900
Plains Resources Inc.        COM      726540503     1131     45440    SH          Other      1,2              45440
Plum Creek Lumber            COM      729237107      466     15687    SH          Other      1                15687
RLI Corporation              COM      749607107     2394     46312    SH          Other      1,2              46312
                                                   14410    278721    SH          Other      1               278721
ServiceMaster                COM      817615107     2131    155000    SH          Other      1,2             155000
                                                    4446    323343    SH          Other      1               323343
Southwest Airlines           COM      844741108      484     25000    SH          Other      1,2              25000
                                                    2535    131000    SH          Other      1               131000
State Street Corp            COM      857477103      554     10000    SH          Other      1,2              10000
                                                    1130     20400    SH          Other      1                20400
United Dominion Realty Trust COM      910197102      225     14200    SH          Other      1                14200
United Mobile Homes          COM      911024107      162     13000    SH          Other      1                13000
United Parcel Service        COM      911312106      608     10000    SH          Other      1,2              10000
                                                    3593     59100    SH          Other      1                59100
Valley National Bank         COM      919794107      585     16647    SH          Other      1,2              16647
                                                    1182     33678    SH          Other      1                33678
Vulcan Materials             COM      929160109      285      6000    SH          Other      1,2               6000
                                                    2781     58500    SH          Other      1                58500
Walt Disney Company          COM      254687106     1154     50000    SH          Other      1,2              50000
                                                    3619    156815    SH          Other      1               156815
Washington Post Co           COM      939640108     2140      3525    SH          Other      1                 3525
Washington Real Estate
  Investm                    COM      939653101     2746     95500    SH          Other      1,2              95500
                                                   11574    402600    SH          Other      1               402600
Waste Management             COM      94106l109      681     25000    SH          Other      1,2              25000
                                                    5083    186536    SH          Other      1               186536
White Mountains              COM      G9618E107      104       300    SH          Other      1,2                300
                                                   50083    145000    SH          Other      1               145000
Wellington Underwriting plc  COM      G9529T102      184    275000    SH          Other      1               275000
Wyeth Inc.                   COM      026609107     2102     32020    SH          Other      1                32020
XL Capital                   COM      G3242A102    33528    359160    SH          Other      1,2             359160
                                                   21876    234339    SH          Other      1               234339
Zimmer Holdings Inc.         COM      98956P102       69      2030    SH          Other      1                 2030

REPORT SUMMARY               107    DATA RECORDS $616693                     2     OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: March 31, 2002
                                         -----------------

Check here if Amendment [_]; Amendment Number: ____
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Markel Corporation
Address:  4521 Highwoods Pkwy
          Glen Allen, VA 23060


Form 13F File Number: 28-6647
                      --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas S. Gayner
Title: Chief Investment Officer
Phone: 804-527-3806

Signature, Place, and Date of Signing:

Thomas S. Gayner              Richmond, VA                     5/13/02
----------------------     ----------------------------     -------------------
[Signature]                [City, State]                     [Date]

Report Type (Check only one.):


[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                             Name
--------------------                             ----
28-6056                             Markel Gayner Asset Management Corporation

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: March 31, 2002
                                         -----------------

Check here if Amendment [_]; Amendment Number: ____
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Evanston Insurance Company
Address:  Ten Parkway North
          Deerfield, IL 60015


Form 13F File Number: 28-6745
                      --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Anne Waleski
Title: Assistant Treasurer
Phone: 804-747-0136

Signature, Place, and Date of Signing:

Anne Waleski                  Richmond, VA                     5/13/02
----------------------     ----------------------------     -------------------
[Signature]                [City, State]                     [Date]

Report Type (Check only one.):


[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                             Name
--------------------                             ----
  28-6056                           Markel Gayner Asset Management Corporation